Long-Term Debt - Debt Agreements (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total	$ 146,551,435	$ 230,778,738
Less: related deferred financing costs	1,877,534	4,360,951
Total debt, net of deferred financing costs	144,673,901	226,417,787
(a) Commerzbank AG (August 12, 2011)
Debt Instrument [Line Items]
Total	25,912,500	43,375,000
(b) Unicredit Bank AG (November 19, 2007)
Debt Instrument [Line Items]
Total	13,885,750	14,606,500
(c) Bank of Ireland (March 30, 2009)
Debt Instrument [Line Items]
Total	7,825,000	8,350,000
(d) HSH Nordbank AG (April 4, 2014)
Debt Instrument [Line Items]
Total	0	46,713,600
(e) HSBC Bank Plc (July 2, 2010)
Debt Instrument [Line Items]
Total	0	14,460,000
(f) Nordea Bank Finland Plc (May 6, 2014)
Debt Instrument [Line Items]
Total	73,928,185	78,273,638
(g) Senior unsecured notes due 2021
Debt Instrument [Line Items]
Total	$ 25,000,000	$ 25,000,000